INTEREST IN OTHER ENTITIES (Details)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Waterbury Lake Uranium Corp
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, joint operations		Canada
Ownership interest, joint operations	[1]	60.00%	60.00%
Participating interest	[2]	100.00%
Accounting method	[3]	Voting Share
Waterbury Lake Uranium LP
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, joint operations		Canada
Ownership interest, joint operations	[1]	66.57%	65.92%
Participating interest	[2]	100.00%
Accounting method	[3]	Voting Share
Wheeler River Joint Venture
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, key contractual arrangements		Canada
Ownership interest, key contractual arrangements	[1]	90.00%	90.00%
Participating interest	[2]	90.00%
Accounting method	[3]	Denison Share
MidwestJointVenture
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, key contractual arrangements		Canada
Ownership interest, key contractual arrangements	[1]	25.17%	25.17%
Participating interest	[2]	25.17%
Accounting method	[3]	Denison Share
Mann Lake Joint Venture
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, key contractual arrangements		Canada
Ownership interest, key contractual arrangements	[1]	30.00%	30.00%
Participating interest	[4]	0.00%
Accounting method	[3]	Denison Share
Wolly Joint Venture
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, key contractual arrangements		Canada
Ownership interest, key contractual arrangements	[1]	21.89%	21.89%
Participating interest	[4]	0.00%
Accounting method	[3]	Denison Share
McClean Lake Joint Venture
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, key contractual arrangements		Canada
Ownership interest, key contractual arrangements	[1]	22.50%	22.50%
Participating interest		22.50%
Accounting method	[3]	Denison Share
GoviEx Uranium Inc.
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, associates		Africa
Ownership interest, associates	[1]		16.21%
Accounting method		FVTPL/Equity Method
Denison Mines Inc.
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, subsidiaries		Canada
Ownership interest, subsidiaries	[1]	100.00%	100.00%
Accounting method		Consolidation
Denison AB Holdings Corp.
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, subsidiaries		Canada
Ownership interest, subsidiaries	[1]	100.00%	100.00%
Accounting method		Consolidation
Denison Waterbury Corp
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, subsidiaries		Canada
Ownership interest, subsidiaries	[1]	100.00%	100.00%
Accounting method		Consolidation
9373721 Canada Inc.
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, subsidiaries		Canada
Ownership interest, subsidiaries	[1]	100.00%	100.00%
Accounting method		Consolidation
Denison Mines (Bermuda) I Ltd
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, subsidiaries		Bermuda
Ownership interest, subsidiaries	[1]	100.00%	100.00%
Accounting method		Consolidation

[1]	(1) Ownership Interest represents Denisons percentage equity / voting interest in the entity or contractual arrangement;
[2]	(2) Participating interest represents Denisons percentage funding contribution to the particular joint operation or contractual arrangement. This percentage can differ from ownership interest in instances where other parties to the arrangement have carried interests, they are earning-in to the arrangement, or they are diluting their interest in the arrangement (provided the arrangement has dilution provisions therein)
[3]	(3) Denison Share is where Denison accounts for its share of assets, liabilities, revenues and expenses in accordance with the specific terms within the contractual arrangement. this can be by using either its ownership interest (i.e. Voting Share) or its participating interest (i.e. Funding Share), depending on the arrangement terms. The Voting Share and Funding Share approaches produce the same accounting result when the Companys ownership interest and participating interests are equal
[4]	(4) The participating interest for 2019 for these arrangements is shown as Not Applicable as there were no approved spending programs carried out during fiscal 2019.